SHARE INCENTIVE PLAN (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares
Outstanding at the beginning of the period (in shares)	443,351	308,025
Outstanding at the end of the period (in shares)	1,104,400	443,351	308,025
Share options and restricted shares additional disclosures
Total share-based compensation expense (in dollars)	$ 814,290	$ 668,654	$ 817,673
Total unrecognized share-based compensation expense (in dollars)	$ 541,076
Period for recognition of unrecognized share-based compensation expense	2 years 6 months
Restricted shares
Number of shares
Outstanding at the beginning of the period (in shares)	443,351	308,025	243,889
Granted (in shares)	1,036,500	154,926	84,000
Forfeited (in shares)	(181,251)	(5,171)	(3,100)
Vested (in shares)	(194,200)	(14,429)	(16,764)
Outstanding at the end of the period (in shares)	1,104,400	443,351	308,025
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.96	$ 3.31	$ 3.95
Granted (in dollars per share)	$ 0.59	$ 0.38	$ 1.83
Forfeited (in dollars per share)	$ 0.78	$ 4.27	$ 4.33
Vested (in dollars per share)	$ 0.81	$ 5.02	$ 5.04
Outstanding at the end of the period (in dollars per share)	$ 1.07	$ 2.96	$ 3.31
Restricted shares additional disclosures
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Restricted shares | Vesting based on performance conditions
Number of shares
Vested (in shares)	(118,500)